LEASE LIABILITIES (Details Narrative) - USD ($)					1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	May 02, 2017	Apr. 06, 2016	Jan. 09, 2014	Feb. 08, 2013	Feb. 01, 2020	Feb. 01, 2018	Jan. 19, 2018	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Long term Operating lease liability								$ 6,327,000		$ 6,327,000		$ 7,003,000	$ 0
Operating lease Right of use assets								7,404,000		7,404,000		8,297,000	0
Current Operating lease liability								2,922,000		2,922,000		2,255,000
Rent expense								537,000	$ 733,000	1,283,000	$ 1,439,000	1,983,000	1,945,000
Lease expense	$ 34,278	$ 22,432	$ 19,230			$ 4,120				537,000
Net gain												164,000
Difference between the right of use asset and the lease liability												356,000
Leasehold improvements												192,000
Lease Agreement [Member]
Lease expense	$ 34,278	$ 22,432	$ 19,230		$ 42,265	$ 4,120			$ 733,000	54,016
Annual rate increase	2.50%		2.50%		3.50%	3.50%
Lease expires dates	May 01, 2027	Apr. 05, 2026	May 08, 2021		Jan. 31, 2025	Jan. 31, 2023
Remainder of lease, monthly payment		$ 52,855
Description of lease agreements				The lease commenced upon move in, December 15, 2013. As part of the lease agreement, Troika received a rent abatement in months two through six of the lease and partial rent abatement in months seven through nine. The lease also provides for an escalation clause where the Company will be subject to an annual rent increase of 3%, year over year. Initially the lease expired on May 31, 2021, however the Company surrendered the premises in January 2020
Right of use assets												1,030,000
Lease liability												1,386,000
Net gain												164,000
Difference between the right of use asset and the lease liability												356,000
Leasehold improvements												192,000
Sublease Agreements [Member]
Annual rate increase							3.00%
Lease income							$ 22,496
May 2, 2017 [Member] | Mission US Brooklyn [Member]
Lease expense												$ 34,278
Annual rate increase												2.50%
Lease expires dates												May 01, 2017
February 1, 2020 [Member] | Troika Production Group [Member]
Lease expense												$ 42,265
Annual rate increase												3.50%
Lease expires dates												Jan. 31, 2025
July 1, 2019 [Member]
Long term Operating lease liability								6,916,000		6,916,000		$ 2,255,000	7,003,000
Operating lease Right of use assets								8,348,000		8,348,000		8,348,000
Current Operating lease liability								$ 2,275,000		$ 2,275,000		2,275,000	$ 6,916,000
Cash payments												1,382,000
April 6, 2016 [Member] | Mission UK London [Member]
Lease expense												$ 29,557
Lease expires dates												Apr. 05, 2026
Remainder of lease, monthly payment												$ 69,639
Englewood Cliffs, NJ [Member] | February 1, 2018 [Member]
Lease expense												$ 45,275
Annual rate increase												3.50%
Lease expires dates												Jan. 31, 2023
New York, NY [Member] | January 9, 2014 [Member]
Lease expense												$ 19,230
Annual rate increase												2.50%
Lease expires dates												May 08, 2021